Business Segment Data (Annual and Quarter) (Detail) - Company`s Segment Assets and Other Disclosure (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Assets					$ 27,459	$ 33,442
Depreciation and amortization					4,615	5,303
Capital expenditures					472	1,425
Geographic revenues:
Revenues	5,926	7,117	18,398	17,124	23,849	24,307
Identifiable Assets [Member] | Digital Display Sales [Member]
Assets					7,460	8,875
Identifiable Assets [Member] | Digital Display Lease and Maintenance [Member]
Assets					17,386	22,394
Identifiable Assets [Member] | Real Estate Rentals [Member]
Assets					802	849
Identifiable Assets [Member] | Segment, Discontinued Operations [Member]
Assets					702	926
Identifiable Assets [Member]
Assets					26,350	33,044
United States [Member]
Geographic revenues:
Revenues					21,630	21,578
Canada [Member]
Geographic revenues:
Revenues					1,619	1,769
Eleswhere [Member]
Geographic revenues:
Revenues					600	960
Digital Display Sales [Member]
Depreciation and amortization					179	187
Capital expenditures					37	85
Geographic revenues:
Revenues					15,990	15,515
Digital Display Lease and Maintenance [Member]
Depreciation and amortization					4,302	4,945
Capital expenditures					430	1,329
Geographic revenues:
Revenues					7,767	8,561
Real Estate Rentals [Member]
Depreciation and amortization					68	43
Geographic revenues:
Revenues					92	231
General Corporate [Member]
Assets					1,109	398
Depreciation and amortization					66	128
Capital expenditures					$ 5	$ 11